Note 8 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value	$ 473,214	$ 494,250
November 2022 Plan [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 669,243
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	6 months 18 days